Earnings per $0.25 Ordinary Share	12 Months Ended
Dec. 31, 2019
Earnings per $0.25 Ordinary Share
Earnings per $0.25 Ordinary Share

5 Earnings per $0.25 Ordinary Share

	2019	2018	2017
Profit for the year attributable to equity holders ($m)	1,335	2,155	3,001
Basic earnings per Ordinary Share	$ 1.03	$ 1.70	$ 2.37
Diluted earnings per Ordinary Share	$ 1.03	$ 1.70	$ 2.37
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,301	1,267	1,266
Dilutive impact of share options outstanding (millions)	–	–	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,301	1,267	1,267

The earnings figures used in the calculations above are post-tax.